INTANGIBLE ASSETS, NET (Details) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
INTANGIBLE ASSETS, NET
Gross carrying amount	25,426,706	25,426,706
Accumulated amortization	(10,343,832)	(7,829,440)
Net carrying amount	15,082,874	17,597,266
Amortization expenses	2,514,392	2,758,838	2,850,487
Estimated amortization expense
2014	2,514,392
2015	2,514,392
2016	2,514,392
2017	2,514,392
2018	2,514,392
ETS TOEIC license
INTANGIBLE ASSETS, NET
Gross carrying amount	24,126,706	24,126,706
Accumulated amortization	(9,901,334)	(7,495,275)
Net carrying amount	14,225,372	16,631,431
Weighted Average Amortization Period	10 years	10 years
Customer relationships
INTANGIBLE ASSETS, NET
Gross carrying amount	1,300,000	1,300,000
Accumulated amortization	(442,498)	(334,165)
Net carrying amount	857,502	965,835
Weighted Average Amortization Period	12 years	12 years